Other Receivables, Net (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Other Receivables, Net [Abstract]
Credit losses for other receivables			$ 559	$ 18,368
Recovery	$ 164	$ 1,288